JPMorgan Small Cap Growth Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Aerospace & Defense — 2.5%
AeroVironment, Inc. *	177	21,060
Hexcel Corp.	339	18,573
Karman Holdings, Inc. * (a)	660	22,063
Rocket Lab USA, Inc. * (a)	900	16,085
		77,781
Automobile Components — 2.7%
LCI Industries	323	28,287
Modine Manufacturing Co. *	421	32,281
Visteon Corp. *	293	22,768
		83,336
Banks — 0.9%
Pinnacle Financial Partners, Inc.	267	28,324
Biotechnology — 14.5%
Agios Pharmaceuticals, Inc. *	270	7,911
Alkermes plc *	885	29,220
Allogene Therapeutics, Inc. * (a)	1,462	2,134
Amicus Therapeutics, Inc. *	1,482	12,091
Apogee Therapeutics, Inc. *	541	20,209
Arcellx, Inc. *	272	17,853
Biohaven Ltd. *	783	18,828
Blueprint Medicines Corp. *	468	41,408
Cytokinetics, Inc. *	475	19,088
Disc Medicine, Inc. *	403	20,018
Dyne Therapeutics, Inc. *	1,081	11,307
Halozyme Therapeutics, Inc. *	624	39,825
Insmed, Inc. *	809	61,700
Newamsterdam Pharma Co. NV (Netherlands) * (a)	574	11,741
REGENXBIO, Inc. *	1,976	14,131
Relay Therapeutics, Inc. *	2,193	5,746
Revolution Medicines, Inc. *	829	29,326
Sionna Therapeutics, Inc. * (a)	1,257	13,143
Twist Bioscience Corp. *	522	20,496
Vaxcyte, Inc. *	550	20,756
Viking Therapeutics, Inc. *	314	7,589
Xenon Pharmaceuticals, Inc. (Canada) *	622	20,874
		445,394
Broadline Retail — 0.4%
Global-e Online Ltd. (Israel) *	375	13,352
Building Products — 2.6%
AAON, Inc.	340	26,576
AZEK Co., Inc. (The) *	370	18,104
Simpson Manufacturing Co., Inc.	218	34,157
		78,837

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — 2.6%
Evercore, Inc., Class A	93	18,617
Hamilton Lane, Inc., Class A	174	25,797
Piper Sandler Cos.	138	34,300
		78,714
Commercial Services & Supplies — 3.9%
ACV Auctions, Inc., Class A *	1,862	26,236
Casella Waste Systems, Inc., Class A *	529	58,917
MSA Safety, Inc.	242	35,513
		120,666
Communications Equipment — 0.6%
Ciena Corp. *	304	18,384
Construction & Engineering — 1.3%
MasTec, Inc. *	93	10,823
Valmont Industries, Inc.	98	27,985
		38,808
Construction Materials — 1.1%
Eagle Materials, Inc.	146	32,456
Consumer Finance — 0.1%
Upstart Holdings, Inc. *	92	4,217
Consumer Staples Distribution & Retail — 2.4%
Chefs' Warehouse, Inc. (The) *	734	39,962
Sprouts Farmers Market, Inc. *	217	33,194
		73,156
Diversified Consumer Services — 1.3%
Bright Horizons Family Solutions, Inc. *	315	40,064
Electrical Equipment — 2.4%
Bloom Energy Corp., Class A * (a)	984	19,346
NEXTracker, Inc., Class A *	750	31,587
Vicor Corp. *	453	21,209
		72,142
Electronic Equipment, Instruments & Components — 2.4%
Fabrinet (Thailand) *	183	36,108
Ingram Micro Holding Corp. (a)	1,167	20,707
Littelfuse, Inc.	92	18,018
		74,833
Energy Equipment & Services — 2.1%
Cactus, Inc., Class A	743	34,055
TechnipFMC plc (United Kingdom)	935	29,640
		63,695

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 1.8%
PennyMac Financial Services, Inc.	368	36,846
Remitly Global, Inc. *	932	19,380
		56,226
Food Products — 1.3%
Freshpet, Inc. *	223	18,572
Utz Brands, Inc.	1,531	21,552
		40,124
Health Care Equipment & Supplies — 4.2%
Establishment Labs Holdings, Inc. (Costa Rica) * (a)	208	8,476
Glaukos Corp. *	237	23,390
iRhythm Technologies, Inc. *	221	23,151
Lantheus Holdings, Inc. *	332	32,405
Merit Medical Systems, Inc. *	156	16,474
PROCEPT BioRobotics Corp. *	295	17,206
TransMedics Group, Inc. *	122	8,192
		129,294
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc. *	375	11,377
Hims & Hers Health, Inc. *	152	4,502
PACS Group, Inc. *	643	7,223
		23,102
Health Care Technology — 1.1%
Evolent Health, Inc., Class A *	1,502	14,229
Waystar Holding Corp. *	501	18,704
		32,933
Hotels, Restaurants & Leisure — 5.9%
Boyd Gaming Corp.	523	34,458
First Watch Restaurant Group, Inc. *	1,247	20,763
Life Time Group Holdings, Inc. *	1,076	32,498
Planet Fitness, Inc., Class A *	337	32,590
Six Flags Entertainment Corp.	995	35,472
Wyndham Hotels & Resorts, Inc.	291	26,328
		182,109
Household Durables — 0.6%
Sonos, Inc. *	1,704	18,181
Industrial REITs — 0.8%
Terreno Realty Corp.	403	25,475
Insurance — 0.4%
Oscar Health, Inc., Class A *	1,034	13,549
IT Services — 0.6%
DigitalOcean Holdings, Inc. *	586	19,571
Machinery — 5.1%
Chart Industries, Inc. *	209	30,211

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Esab Corp.	358	41,688
ITT, Inc.	187	24,144
JBT Marel Corp.	190	23,175
SPX Technologies, Inc. *	298	38,405
		157,623
Oil, Gas & Consumable Fuels — 1.1%
Matador Resources Co.	488	24,943
SM Energy Co.	330	9,892
		34,835
Personal Care Products — 0.3%
elf Beauty, Inc. * (a)	141	8,868
Professional Services — 4.7%
CBIZ, Inc. *	340	25,823
ExlService Holdings, Inc. *	1,042	49,165
UL Solutions, Inc., Class A	510	28,769
Verra Mobility Corp. *	1,821	40,996
		144,753
Semiconductors & Semiconductor Equipment — 4.4%
Allegro MicroSystems, Inc. (Japan) *	1,382	34,721
Credo Technology Group Holding Ltd. *	482	19,362
MACOM Technology Solutions Holdings, Inc. *	141	14,181
MKS Instruments, Inc.	152	12,184
Onto Innovation, Inc. *	140	16,964
Rambus, Inc. *	725	37,531
		134,943
Software — 12.5%
Agilysys, Inc. *	161	11,644
Alkami Technology, Inc. *	634	16,637
BlackLine, Inc. *	721	34,916
Box, Inc., Class A *	814	25,118
Braze, Inc., Class A *	553	19,960
Clear Secure, Inc., Class A	592	15,339
Clearwater Analytics Holdings, Inc., Class A *	1,266	33,929
Confluent, Inc., Class A *	1,114	26,099
Core Scientific, Inc. *	864	6,256
Freshworks, Inc., Class A *	2,440	34,427
Gitlab, Inc., Class A *	311	14,597
Informatica, Inc., Class A *	870	15,186
JFrog Ltd. (Israel) *	995	31,834
MARA Holdings, Inc. * (a)	583	6,708
SentinelOne, Inc., Class A *	1,131	20,568
Varonis Systems, Inc. *	506	20,483

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Vertex, Inc., Class A *	880	30,807
Workiva, Inc. *	260	19,764
		384,272
Specialty Retail — 2.1%
Arhaus, Inc. *	1,414	12,297
Floor & Decor Holdings, Inc., Class A *	125	10,053
Lithia Motors, Inc., Class A	95	27,981
Wayfair, Inc., Class A * (a)	399	12,777
		63,108
Textiles, Apparel & Luxury Goods — 0.7%
Wolverine World Wide, Inc.	1,491	20,746
Trading Companies & Distributors — 5.8%
Air Lease Corp.	335	16,191
Applied Industrial Technologies, Inc.	247	55,695
FTAI Aviation Ltd.	331	36,757
Rush Enterprises, Inc., Class A	692	36,967
WESCO International, Inc.	218	33,735
		179,345
Total Common Stocks (Cost $2,691,845)		3,013,216
Short-Term Investments — 3.7%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (b) (c) (Cost $59,039)	59,024	59,042
Investment of Cash Collateral from Securities Loaned — 1.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $55,067)	55,067	55,067
Total Short-Term Investments (Cost $114,106)		114,109
Total Investments — 101.7% (Cost $2,805,951)		3,127,325
Liabilities in Excess of Other Assets — (1.7)%		(52,267)
NET ASSETS — 100.0%		3,075,058

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 is $51,328.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,127,325	$—	$—	$3,127,325

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$38,017	$716,440	$695,418	$2	$1	$59,042	59,024	$1,708	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	106,008	524,733	575,681	2	5	55,067	55,067	2,283	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	11,985	40,968	52,953	—	—	—	—	103	—
Total	$156,010	$1,282,141	$1,324,052	$4	$6	$114,109		$4,094	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.